Revenues from Contracts with Customers (Tables)	9 Months Ended
Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue for the nine and three months ended December 31, 2018 and 2019 are as follows;

	Millions of yen	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019
Revenues from contracts with customers	¥1,052,813	¥866,201
Other revenues *	743,342	818,178

Total revenues	¥1,796,155	¥1,684,379

	Millions of yen	Millions of yen
	Three months ended December 31, 2018	Three months ended December 31, 2019
Revenues from contracts with customers	¥325,457	¥289,145
Other revenues *	208,684	282,556

Total revenues	¥534,141	¥571,701

*
Other revenues are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2019 and December 31, 2019.

	Millions of yen
	March 31, 2019	December 31, 2019
Trade Notes, Accounts and Other Receivable	¥161,884	¥166,573
Contract assets (Included in Other Assets)	2,277	6,573
Contract liabilities (Included in Other Liabilities)	45,371	31,228